UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-03310

Name of Fund: Merrill Lynch Retirement Reserves Money Fund of
              Merrill Lynch Retirement Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 221-7210

Date of fiscal year end: 10/31/2007

Date of reporting period: 11/01/2006 - 10/31/2007

Item 1 - Report to Stockholders

Annual Report
October 31, 2007

Merrill Lynch Retirement
Reserves Money Fund
Of Merrill Lynch Retirement Series Trust

Table of Contents
================================================================================
                                                                            Page
--------------------------------------------------------------------------------
A Letter to Shareholders ..................................................    3
Annual Report:
Disclosure of Expenses ....................................................    4
Proxy Results .............................................................    5
Portfolio Summary .........................................................    5
Current Seven-Day Yields ..................................................    5
Financial Statements:
  Schedule of Investments .................................................    6
  Statement of Assets and Liabilities .....................................    9
  Statement of Operations .................................................   10
  Statements of Changes in Net Assets .....................................   11
Financial Highlights ......................................................   12
Notes to Financial Statements .............................................   13
Report of Independent Registered Public Accounting Firm ...................   16
Officers and Trustees .....................................................   16
Additional Information ....................................................   19


2       MERRILL LYNCH RETIREMENT RESERVES MONEY FUND       OCTOBER 31, 2007

A Letter to Shareholders

Dear Shareholder

The October reporting period was fairly tumultuous for financial markets, but culminated in positive performance for most major benchmarks:

Total Returns as of October 31, 2007                                                 6-month      12-month
==========================================================================================================
U.S. equities (S&P 500 Index)                                                         +5.49%       +14.56%
----------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                          +2.25%       + 9.27%
----------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                     +8.19%       +24.91%
----------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers U.S. Aggregate Bond Index)                              +2.68%       + 5.38%
----------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                        +1.30%       + 2.91%
----------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)      -0.07%       + 6.89%
----------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Subprime mortgage woes dominated headlines for much of 2007, but intensified in the summer and fall, spawning a widespread liquidity and credit crisis with ramifications across global markets. The Federal Reserve Board (the "Fed") and other countries' central banks stepped in to inject liquidity into the markets and bolster investor confidence. The Fed cut the federal funds rate by 0.50% in September and another 0.25% on the final day of the reporting period, bringing its target rate to 4.50%. In taking action, the central bankers, who had long deemed themselves inflation fighters, were seeking to stem the fallout from the credit crunch and forestall a wider economic unraveling. By period-end, the Fed had cited the risks between slower economic growth and faster inflation as equally balanced.

Amid the volatility throughout the past year, equity markets have displayed surprising resilience. Most recently, the credit turmoil dampened corporate merger-and-acquisition (M&A) activity, a key source of strength for equity markets. Still, market fundamentals have held firm, dividend payouts and share buybacks have continued to grow, and valuations remain attractive. These tailwinds generally have prevailed over the headwinds created by the slowing U.S. economy, troubled housing market and, recently, a more difficult corporate earnings backdrop. International markets fared even better than U.S. equities, benefiting from robust M&A activity and generally stronger economies.

In fixed income markets, mixed economic signals and the credit woes resulted in a flight to quality. At the height of the uncertainty, investors shunned bonds associated with the housing and credit markets in favor of higher-quality Treasury issues. The yield on 10-year Treasury issues, which touched 5.30% in June (its highest level in five years), fell to 4.48% by period-end, while prices correspondingly rose. The tax-exempt bond market has been challenged by a combination of record-setting supply year-to-date, economic uncertainty and concerns around the credit worthiness of bond insurers. This has brought municipal bond prices to relatively attractive levels and, as such, demand generally has remained firm.

As you navigate market volatility, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more market insight and commentary from BlackRock investment professionals, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,


/s/ Robert C. Doll, Jr.                       /s/ Simon Mendelson

Robert C. Doll, Jr.                           Simon Mendelson
Vice Chairman, BlackRock, Inc.                Managing Director, BlackRock, Inc.

THIS PAGE NOT PART OF YOUR FUND REPORT

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on May 1, 2007 and held through October 31, 2007) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled "Expenses Paid During the Period."

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

                                                 Actual                                                Hypothetical**
                        ---------------------------------------------------     ---------------------------------------------------
                          Beginning         Ending                                Beginning         Ending
                        Account Value    Account Value     Expenses Paid        Account Value    Account Value     Expenses Paid
                         May 1, 2007     Oct. 31, 2007   During the Period*      May 1, 2007     Oct. 31, 2007   During the Period*
-----------------------------------------------------------------------------------------------------------------------------------
Class I ..............     $1,000          $1,024.70           $2.86               $1,000          $1,022.38           $2.85
Class II .............     $1,000          $1,024.60           $2.91               $1,000          $1,022.33           $2.91
-----------------------------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (.56% for Class I and .57% for Class II), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.


4       MERRILL LYNCH RETIREMENT RESERVES MONEY FUND       OCTOBER 31, 2007

Proxy Results

During the six-month period ended October 31, 2007, the shareholders of Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust voted on the following proposal, which was approved at a special shareholders' meeting on August 23, 2007. This proposal was a part of the reorganization of the Trust's Board of Trustees to take effect on or about November 1, 2007. A description of the proposal and number of shares voted are as follows:

-------------------------------------------------------------------------------------------------------------
                                                                          Shares Voted        Shares Withheld
                                                                               For              From Voting
-------------------------------------------------------------------------------------------------------------
To elect the Trust's Board of Trustees:         David O. Beim             4,091,322,780          5,841,341
                                                Richard S. Davis          4,091,122,752          6,041,368
                                                Ronald W. Forbes          4,090,955,528          6,208,592
                                                Henry Gabbay              4,091,205,840          5,958,281
                                                Dr. Matina Horner         4,091,491,937          5,672,184
                                                Rodney D. Johnson         4,091,467,485          5,696,636
                                                Herbert I. London         4,091,258,037          5,906,084
                                                Cynthia A. Montgomery     4,091,837,330          5,326,790
                                                Joseph P. Platt, Jr.      4,091,435,504          5,728,617
                                                Robert C. Robb, Jr.       4,091,009,744          6,154,377
                                                Toby Rosenblatt           4,091,096,719          6,067,401
                                                Kenneth L. Urish          4,091,517,397          5,646,724
                                                Frederick W. Winter       4,091,328,182          5,835,939
-------------------------------------------------------------------------------------------------------------

Portfolio Summary

Portfolio Composition as a Percent of Net Assets

                                                                    As of
                                                            --------------------
                                                            10/31/07    10/31/06
--------------------------------------------------------------------------------
Bank Notes .........................................            --         0.9%
Certificates of Deposit ............................           2.0%        0.7
Certificates of Deposit -- Yankee* ..................         28.3         9.4
Commercial Paper ...................................          55.9        51.0
Corporate Notes ....................................           8.6        21.3
Funding Agreements .................................           3.4         3.6
Repurchase Agreements ..............................           2.8         8.9
U.S. Government Agency & Instrumentality
  Obligations -- Non-Discount Notes .................          0.3         5.6
Liabilities in Excess of Other Assets ..............          (1.3)       (1.4)
                                                            --------------------
Total ..............................................         100.0%      100.0%
                                                            ====================

*     U.S. branches of foreign banks.

Current Seven-Day Yields

As of October 31, 2007
===============================================================================
Class I ...............................................................    4.80%
Class II ..............................................................    4.79%
-------------------------------------------------------------------------------


    MERRILL LYNCH RETIREMENT RESERVES MONEY FUND       OCTOBER 31, 2007       5

Schedule of Investments as of October 31, 2007                    (in Thousands)

                                      Face     Interest    Maturity
Issue                                Amount     Rate*        Date        Value
================================================================================
Certificates of Deposit -- 2.0%
================================================================================
Chase Bank USA, NA                  $ 25,600   5.13 %     4/15/2008   $   25,600
                                      24,000   5.13       4/16/2008       24,000
--------------------------------------------------------------------------------
Citibank, NA                          10,000   4.95       1/16/2008       10,000
--------------------------------------------------------------------------------
Wachovia Bank, NA                     37,550   5.32       2/06/2008       37,550
--------------------------------------------------------------------------------
Total Certificates of Deposit
(Cost -- $97,150) .................................................       97,150
================================================================================
Certificates of Deposit -- Yankee -- 28.3%
================================================================================
Banco Bilbao Vizcaya                  18,000   5.60      12/04/2007       18,000
Argentaria S.A., NY                   35,000   5.23       1/09/2008       35,000
                                      50,000   5.22       1/10/2008       50,000
                                      17,130   5.065      4/02/2008       17,130
--------------------------------------------------------------------------------
Bank of Montreal, Chicago             16,685   5.10       4/01/2008       16,685
--------------------------------------------------------------------------------
Bank of Nova Scotia, NY               45,500   4.763(a)  12/31/2007       45,499
                                      38,325   5.066(a)   7/03/2008       38,325
--------------------------------------------------------------------------------
Bank of Scotland Plc, NY              50,000   4.95       1/28/2008       50,000
--------------------------------------------------------------------------------
Banque Nationale de Paris, NY         56,555   5.31      11/20/2007       56,555
                                      53,085   5.325     11/30/2007       53,085
--------------------------------------------------------------------------------
Barclays Bank Plc, NY                 45,000   5.70      12/10/2007       45,000
--------------------------------------------------------------------------------
Calyon, NY                            50,000   5.03      12/28/2007       50,000
                                      43,000   4.82       2/01/2008       43,000
                                      27,000   5.074(a)   4/02/2008       26,997
--------------------------------------------------------------------------------
Canadian Imperial Bank                67,000   5.181(a)   3/17/2008       67,000
of Commerce, NY                       47,385   5.09       4/01/2008       47,385
--------------------------------------------------------------------------------
Deutsche Bank AG, NY                  43,145   5.385      3/11/2008       43,145
--------------------------------------------------------------------------------
Fortis Bank SA/NV, NY                 25,000   4.75       2/04/2008       25,000
                                      52,000   5.30       2/11/2008       52,000
--------------------------------------------------------------------------------
HBOS Treasury Services Plc, NY        50,000   5.51      11/29/2007       50,000
                                      15,000   5.70      12/04/2007       15,000
--------------------------------------------------------------------------------
Natixis, NY                           20,000   5.14       1/03/2008       20,000
                                      36,870   5.138(a)   3/31/2008       36,865
                                      14,550   5.42       7/10/2008       14,588
--------------------------------------------------------------------------------
Nordea Bank Finland Plc, NY           15,670   4.91       6/23/2008       15,671
                                      50,865   4.82      10/17/2008       50,870
--------------------------------------------------------------------------------
Royal Bank of Scotland, NY            45,000   5.70      12/07/2007       45,000
                                      50,000   5.00      12/18/2007       50,000
                                      42,000   4.80       1/28/2008       42,000
--------------------------------------------------------------------------------
Skandinaviska Enskilda                18,000   5.655     12/07/2007       18,000
Banken AB, NY
--------------------------------------------------------------------------------
Swedbank, NY                         100,000   5.15      12/21/2007      100,000
--------------------------------------------------------------------------------
Toronto-Dominion Bank, NY             27,000   5.00       3/25/2008       27,000
                                      50,000   5.05       3/25/2008       50,000
--------------------------------------------------------------------------------
UBS AG, Stamford                      23,000   5.05       3/20/2008       23,000
--------------------------------------------------------------------------------
UniCredito Italiano Bank, NY          28,260   5.385      3/20/2008       28,261
--------------------------------------------------------------------------------
Total Certificates of Deposit --
Yankee (Cost -- $1,366,061) .......................................    1,366,061
================================================================================
Commercial Paper -- 55.9%
================================================================================
ABN AMRO North America                20,000   5.07       1/17/2008       19,780
Finance Inc.
--------------------------------------------------------------------------------
Amstel Funding Corp.                  46,000   5.90      11/20/2007       45,849
                                      20,000   5.20      11/26/2007       19,925
                                       4,700   5.20      11/28/2007        4,681
                                      20,000   5.21      12/03/2007       19,904
                                      12,000   6.15      12/04/2007       11,930
                                      30,000   6.18      12/05/2007       29,820
                                      72,000   5.00       1/22/2008       71,170
--------------------------------------------------------------------------------
Amsterdam Funding Corp.               35,000   5.08       1/14/2008       34,630
--------------------------------------------------------------------------------
Atlantic Asset                        30,000   4.95      11/13/2007       29,946
Securitization Corp.                  22,000   5.17      11/21/2007       21,934
--------------------------------------------------------------------------------
Atlantis One Funding Corp.            28,200   5.17       1/07/2008       27,925
                                      15,000   4.80       1/25/2008       14,828
--------------------------------------------------------------------------------
Banco Bilbao Vizcaya                  60,000   5.13      11/26/2007       59,778
Argentaria Puerto Rico
--------------------------------------------------------------------------------
Bank of America Corp.                 73,000   5.52      12/10/2007       72,552
                                      50,000   5.52      12/12/2007       49,678
                                       9,600   5.02       1/11/2008        9,504
                                      70,000   5.32       2/08/2008       68,966
--------------------------------------------------------------------------------
Bank of Ireland                       10,000   5.105      1/11/2008        9,898
                                      10,000   5.08       1/15/2008        9,893
                                      55,000   4.89       1/23/2008       54,372
                                      85,000   4.70       1/29/2008       84,001
--------------------------------------------------------------------------------
Barton Capital LLC                    18,159   5.15      11/09/2007       18,136
--------------------------------------------------------------------------------
Bavaria TRR Corp.                     14,000   5.25      11/06/2007       13,988
                                      24,000   5.17      11/09/2007       23,969
                                      48,000   5.14      11/15/2007       47,897
                                      17,000   4.96      11/19/2007       16,955
--------------------------------------------------------------------------------
Beethoven Funding Corp.               21,000   5.43      12/17/2007       20,851
--------------------------------------------------------------------------------
Belmont Funding LLC                   50,000   5.12      11/01/2007       49,993
--------------------------------------------------------------------------------
CAFCO, LLC                            26,000   4.92       1/24/2008       25,698
--------------------------------------------------------------------------------
Chariot Funding LLC                    5,000   5.80      11/26/2007        4,979
                                      10,000   5.18       1/07/2008        9,902
--------------------------------------------------------------------------------
Concord Minutemen Capital             15,000   5.28       1/07/2008       14,850
--------------------------------------------------------------------------------
CRC Funding, LLC                      37,000   4.92       1/16/2008       36,611
                                      40,000   4.92       1/25/2008       39,530
--------------------------------------------------------------------------------
Edison Asset Securitization, LLC      25,000   5.85      11/19/2007       24,923
--------------------------------------------------------------------------------
Erasmus Capital Corp.                 15,000   5.40      11/20/2007       14,955
                                      14,672   5.40      12/17/2007       14,460
                                      40,000   5.93      12/17/2007       39,799
--------------------------------------------------------------------------------
Fountain Square Commercial            45,000   5.06      11/14/2007       44,911
Funding Corp.
--------------------------------------------------------------------------------
General Electric Capital Corp.        20,000   4.78       3/17/2008       19,634
                                      16,000   4.86       4/14/2008       15,641
--------------------------------------------------------------------------------
Govco LLC                             39,000   5.73      11/15/2007       38,907
--------------------------------------------------------------------------------
Grampian Funding, LLC                 40,845   5.58      11/15/2007       40,750
                                      30,805   5.185     11/19/2007       30,721
                                       5,000   5.145     12/04/2007        4,976
--------------------------------------------------------------------------------
Greenwich Capital                     20,000   5.45      11/15/2007       19,955
Holdings, Inc.
--------------------------------------------------------------------------------
Irish Life & Permanent Plc             6,000   5.05      11/16/2007        5,986
                                      15,000   5.11      11/26/2007       14,945
--------------------------------------------------------------------------------


6       MERRILL LYNCH RETIREMENT RESERVES MONEY FUND       OCTOBER 31, 2007

Schedule of Investments (continued)                               (in Thousands)

                                      Face     Interest    Maturity
Issue                                Amount     Rate*        Date        Value
================================================================================
Commercial Paper (continued)
================================================================================
JPMorgan Chase & Co.                $ 20,000   4.972 %    4/01/2008   $   19,577
--------------------------------------------------------------------------------
Jupiter Securitization                40,000   4.98      11/14/2007       39,923
Company LLC                           40,000   4.93      11/20/2007       39,890
--------------------------------------------------------------------------------
Lexington Parker                      40,000   6.07      11/16/2007       39,892
Capital Co., LLC                       7,000   4.92      11/20/2007        6,981
--------------------------------------------------------------------------------
Liberty Street Funding, LLC           33,000   5.25      11/01/2007       32,995
                                      35,000   5.75      12/12/2007       34,765
                                      16,000   5.12      12/14/2007       15,900
                                       2,500   4.86       1/25/2008        2,471
--------------------------------------------------------------------------------
MetLife, Inc.                         16,013   4.75      12/03/2007       15,943
--------------------------------------------------------------------------------
Nieuw Amsterdam                       40,000   5.20       1/07/2008       39,607
Receivables Corp.
--------------------------------------------------------------------------------
North Sea Funding LLC                  7,000   5.35      11/14/2007        6,985
--------------------------------------------------------------------------------
Old Line Funding, LLC                 50,000   4.80      11/26/2007       49,827
--------------------------------------------------------------------------------
Polonius Inc.                         15,500   5.95      11/08/2007       15,479
--------------------------------------------------------------------------------
Raiffeisen Zentralbank                20,000   5.13      12/19/2007       19,860
                                      36,000   5.14      12/27/2007       35,707
                                      40,000   5.17       1/11/2008       39,586
                                      40,000   4.99       1/22/2008       39,540
--------------------------------------------------------------------------------
Ranger Funding Co. LLC                40,000   4.91      12/06/2007       39,804
                                       3,350   5.14       1/04/2008        3,319
--------------------------------------------------------------------------------
Regency Markets No. 1 LLC             20,000   5.20      11/19/2007       19,945
--------------------------------------------------------------------------------
Santander Central Hispano             63,000   4.96      12/18/2007       62,583
Finance (Delaware), Inc.
--------------------------------------------------------------------------------
Scaldis Capital LLC                   25,000   4.90      11/26/2007       24,911
                                      11,000   4.80      11/28/2007       10,959
                                      35,000   6.08      12/13/2007       34,746
                                      20,000   5.75      12/14/2007       19,859
--------------------------------------------------------------------------------
Sheffield Receivables Corp.           15,000   4.95      11/13/2007       14,973
--------------------------------------------------------------------------------
Simba Funding Corp.                   50,000   4.84      11/26/2007       49,825
--------------------------------------------------------------------------------
Skandinaviska Enskilda                20,000   5.32       3/13/2008       19,604
Bank AB
--------------------------------------------------------------------------------
Societe Generale                      28,000   5.25      11/02/2007       27,992
                                      44,600   5.16       1/03/2008       44,191
                                      10,000   5.14       1/10/2008        9,899
                                      19,000   4.77       2/01/2008       18,766
                                     105,000   5.13       2/05/2008      103,549
                                      35,000   5.165      2/08/2008       34,498
--------------------------------------------------------------------------------
Thames Asset Global                   10,000   5.20       1/07/2008        9,902
Securitization No. 1, Plc
--------------------------------------------------------------------------------
Thunder Bay Funding LLC                5,000   5.45      11/07/2007        4,995
--------------------------------------------------------------------------------
Ticonderoga Funding LLC               12,000   5.05      11/16/2007       11,973
--------------------------------------------------------------------------------
Triple-A One Funding Corp.            22,000   5.10      11/14/2007       21,956
--------------------------------------------------------------------------------
UBS Finance (Delaware), LLC           15,000   5.31       3/13/2008       14,704
                                      65,000   5.25       3/18/2008       63,682
--------------------------------------------------------------------------------
UniCredito Italiano Bank               5,000   5.11      11/28/2007        4,980
(Ireland) Plc                         23,565   5.245      3/20/2008       23,081
--------------------------------------------------------------------------------
Versailles CDS, LLC                   18,000   4.80      11/28/2007       17,933
--------------------------------------------------------------------------------
Victory Receivables Corp.             14,000   5.21      12/18/2007       13,903
--------------------------------------------------------------------------------
Windmill Funding Corp.                23,000   5.06       1/15/2008       22,754
--------------------------------------------------------------------------------
Yorktown Capital, LLC                 26,190   4.85       1/24/2008       25,890
--------------------------------------------------------------------------------
Total Commercial Paper
(Cost -- $2,694,990) ..............................................    2,694,990
================================================================================
Corporate Notes -- 8.6%
================================================================================
ANZ National                          23,000   5.122(a)   9/05/2008       23,000
International Ltd.
--------------------------------------------------------------------------------
ASIF Global Financing XXX             15,000   4.97(a)    9/22/2008       15,000
--------------------------------------------------------------------------------
Arkle Series 2006-1A                  10,800   5.025(a)  11/19/2007       10,800
Class 1A
--------------------------------------------------------------------------------
Bank of Ireland                       10,000   5.018(a)   9/19/2008       10,000
--------------------------------------------------------------------------------
BES Finance Ltd.                      25,000   5.176(a)  10/01/2008       24,959
--------------------------------------------------------------------------------
CC (USA) Inc.(c)                      16,000   5.23(a)    4/04/2008       16,001
                                      16,000   5.234(a)   4/07/2008       16,001
--------------------------------------------------------------------------------
Credit Suisse (USA), Inc.              4,000   6.143(a)   1/14/2008        4,005
--------------------------------------------------------------------------------
Cullinan Finance Corp.(c)             26,825   4.853(a)   6/25/2008       26,823
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc.             53,300   5.141(a)   9/12/2008       53,300
--------------------------------------------------------------------------------
HSBC Finance Corp.                    39,000   4.942(a)   8/22/2008       39,000
--------------------------------------------------------------------------------
MetLife Global Funding I              13,000   5.191(a)   9/12/2008       13,000
                                      17,000   5.152(a)  10/06/2008       17,000
--------------------------------------------------------------------------------
Nationwide Building Society           13,000   5.278(a)   7/28/2008       13,000
--------------------------------------------------------------------------------
Northern Rock Plc                     23,000   5.814(a)   7/08/2008       23,000
--------------------------------------------------------------------------------
Principal Life Income                 24,600   5.75(a)   12/07/2007       24,601
Funding Trusts
--------------------------------------------------------------------------------
Royal Bank of Scotland                75,000   5.35(a)    9/26/2008       75,000
Group Plc
--------------------------------------------------------------------------------
Westpac Banking Corp.                 11,000   5.785(a)  10/10/2008       11,000
--------------------------------------------------------------------------------
Total Corporate Notes
(Cost -- $415,490) ................................................      415,490
================================================================================
Funding Agreements -- 3.4%
================================================================================
Genworth Life                         20,000   5.207(a)  12/03/2007       20,000
Insurance Co.(b)                      50,000   5.175(a)   6/09/2008       50,000
--------------------------------------------------------------------------------
Jackson National Life                 35,000   5.188(a)   5/01/2008       35,000
Insurance Co.(b)
--------------------------------------------------------------------------------
MetLife Insurance Co. of              20,000   5.168(a)   3/03/2008       20,000
Connecticut(b)
--------------------------------------------------------------------------------
New York Life                         40,000   5.773(a)   4/14/2008       40,000
Insurance Co.(b)
--------------------------------------------------------------------------------
Total Funding Agreements
(Cost -- $165,000) ................................................      165,000
--------------------------------------------------------------------------------


    MERRILL LYNCH RETIREMENT RESERVES MONEY FUND       OCTOBER 31, 2007       7

Schedule of Investments (concluded)                               (in Thousands)

                                      Face     Interest    Maturity
Issue                                Amount     Rate*        Date        Value
===============================================================================
U.S. Government Agency & Instrumentality Obligations -- Non-Discount -- 0.3%
===============================================================================
Federal Farm Credit Banks          $ 15,000   4.947%(a)  2/20/2008   $   15,000
-------------------------------------------------------------------------------
Total U.S. Government Agency &
Instrumentality Obligations --
Non-Discount (Cost -- $15,000) ...................................       15,000
===============================================================================

    Face
  Amount        Issue
===============================================================================
Repurchase Agreements -- 2.8%
===============================================================================
$133,479        Deutsche Bank Securities, Inc. purchased on 10/31/2007
                to yield 4.82% to 11/01/2007, repurchase price of
                $133,497, collateralized by Freddie Mac 5% to 6.07%
                due 11/13/2014 to 11/19/2027 and
                Federal Home Loan Bank 3.875% to 4.25%
                due 9/12/2008 to 6/24/2010                              133,479
--------------------------------------------------------------------------------
Total Repurchase Agreements
(Cost -- $133,479) ...............................................      133,479
--------------------------------------------------------------------------------
Total Investments
(Cost -- $4,887,170**) -- 101.3% .................................    4,887,170

Liabilities in Excess of Other Assets -- (1.3%) ..................      (62,687)
                                                                     ----------
Net Assets -- 100.0% .............................................   $4,824,483
                                                                     ==========

* Commercial Paper and certain U.S. Government Agency & Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. Interest rates on variable rate securities are adjustable periodically based upon appropriate indexes. The interest rates shown are the rates in effect at October 31, 2007.
**    Cost for federal income tax purposes.
(a)   Floating rate security.
(b) Restricted securities as to resale, representing 3.4% of net assets were as follows:

--------------------------------------------------------------------------------
                                              Acquisition
Issue                                            Date          Cost       Value
--------------------------------------------------------------------------------
Genworth Life Insurance Co.:
  5.207% due 12/03/2007                       12/01/2006     $20,000    $ 20,000
  5.175% due 6/09/2008                         6/06/2007      50,000      50,000

Jackson National Life Insurance Co.,
  5.188% due 5/01/2008                         5/01/2007      35,000      35,000

MetLife Insurance Co. of Connecticut,
  5.168% due 3/03/2008                         3/01/2007      20,000      20,000

New York Life Insurance Co.,
  5.773% due 4/14/2008                         5/22/2007      40,000      40,000
--------------------------------------------------------------------------------
Total                                                       $165,000    $165,000
                                                            ====================

(c)   Security is illiquid.

      See Notes to Financial Statements.


8       MERRILL LYNCH RETIREMENT RESERVES MONEY FUND       OCTOBER 31, 2007

Statement of Assets and Liabilities

As of October 31, 2007
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
Investments in unaffiliated securities, at value (identified cost -- $4,887,169,844) .........                      $ 4,887,169,844
Cash .........................................................................................                              212,159
Receivables:
    Interest .................................................................................   $    12,030,897
    Beneficial interest sold .................................................................         1,346,166         13,377,063
                                                                                                 ---------------
Prepaid expenses .............................................................................                              155,096
                                                                                                                    ---------------
Total assets .................................................................................                        4,900,914,162
                                                                                                                    ---------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
Payables:
    Beneficial interest redeemed .............................................................        74,117,469
    Investment adviser .......................................................................         1,674,050
    Other affiliates .........................................................................           301,771         76,093,290
                                                                                                 ---------------
Accrued expenses .............................................................................                              338,058
                                                                                                                    ---------------
Total liabilities ............................................................................                           76,431,348
                                                                                                                    ---------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets ...................................................................................                      $ 4,824,482,814
                                                                                                                    ===============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
Class I Shares of beneficial interest, $.10 par value, unlimited number of shares authorized .                      $   468,457,536
Class II Shares of beneficial interest, $.10 par value, unlimited number of shares authorized                            13,984,025
Paid-in capital in excess of par .............................................................                        4,341,974,045
Undistributed investment income -- net .......................................................   $        15,179
Undistributed realized capital gains -- net ..................................................            52,029
                                                                                                 ---------------
Total accumulated earnings ...................................................................                               67,208
                                                                                                                    ---------------
Net assets ...................................................................................                      $ 4,824,482,814
                                                                                                                    ===============
===================================================================================================================================
Net Asset Value
-----------------------------------------------------------------------------------------------------------------------------------
Class I -- Based on net assets of $4,684,640,382 and 4,684,575,357 shares outstanding ........                      $          1.00
                                                                                                                    ===============
Class II -- Based on net assets of $139,842,432 and 139,840,249 shares outstanding ...........                      $          1.00
                                                                                                                    ===============

      See Notes to Financial Statements.


    MERRILL LYNCH RETIREMENT RESERVES MONEY FUND       OCTOBER 31, 2007       9

Statement of Operations

For the Year Ended October 31, 2007
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
Interest and amortization of premium and discount earned .....................................                      $   224,373,516
                                                                                                                    ---------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Investment advisory fees .....................................................................   $    17,640,689
Transfer agent fees -- Class I ...............................................................         3,887,886
Accounting services ..........................................................................           464,678
Printing and shareholder reports .............................................................           406,650
Registration fees ............................................................................           336,210
Distribution fees -- Class II ................................................................           268,244
Transfer agent fees -- Class II ..............................................................           164,650
Professional fees ............................................................................           134,694
Trustees' fees and expenses ..................................................................           115,193
Custodian fees ...............................................................................           106,713
Pricing services .............................................................................            11,740
Other ........................................................................................            87,048
                                                                                                 ---------------
Total expenses before waiver .................................................................        23,624,395
Waiver of expenses ...........................................................................          (268,244)
                                                                                                 ---------------
Total expenses after waiver ..................................................................                           23,356,151
                                                                                                                    ---------------
Investment income -- net .....................................................................                          201,017,365
                                                                                                                    ---------------
===================================================================================================================================
Realized & Unrealized Gain -- Net
-----------------------------------------------------------------------------------------------------------------------------------
Realized gain on investments -- net ..........................................................                               67,208
Change in unrealized depreciation on investments -- net ......................................                              434,809
                                                                                                                    ---------------
Total realized and unrealized gain -- net ....................................................                              502,017
                                                                                                                    ---------------
Net Increase in Net Assets Resulting from Operations .........................................                      $   201,519,382
                                                                                                                    ===============

      See Notes to Financial Statements.


10       MERRILL LYNCH RETIREMENT RESERVES MONEY FUND       OCTOBER 31, 2007

Statements of Changes in Net Assets

                                                                                                         For the Year Ended
                                                                                                             October 31,
                                                                                                 ----------------------------------
Increase (Decrease) in Net Assets:                                                                     2007               2006
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Investment income -- net .....................................................................   $   201,017,365    $   156,611,821
Realized gain -- net .........................................................................            67,208                200
Change in unrealized depreciation -- net .....................................................           434,809          2,646,252
                                                                                                 ----------------------------------
Net increase in net assets resulting from operations .........................................       201,519,382        159,258,273
                                                                                                 ----------------------------------
===================================================================================================================================
Dividends &Distributions to Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
Investment income -- net:
    Class I ..................................................................................      (194,498,760)      (151,098,183)
    Class II .................................................................................        (6,518,605)        (5,513,638)
Realized gain -- net:
    Class I ..................................................................................                --               (192)
    Class II .................................................................................                --                 (8)
                                                                                                 ----------------------------------
Net decrease in net assets resulting from dividends and distributions to shareholders ........      (201,017,365)      (156,612,021)
                                                                                                 ----------------------------------
===================================================================================================================================
Beneficial Interest Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets derived from beneficial interest transactions .....................       828,023,398        492,597,908
                                                                                                 ----------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total increase in net assets .................................................................       828,525,415        495,244,160
Beginning of year ............................................................................     3,995,957,399      3,500,713,239
                                                                                                 ----------------------------------
End of year* .................................................................................   $ 4,824,482,814    $ 3,995,957,399
                                                                                                 ==================================
    * Undistributed investment income -- net .................................................   $        15,179    $        15,179
                                                                                                 ==================================

      See Notes to Financial Statements.


    MERRILL LYNCH RETIREMENT RESERVES MONEY FUND       OCTOBER 31, 2007       11

Financial Highlights

                                                                          Class I
The following per share data               ----------------------------------------------------------------------
and ratios have been derived                                    For the Year Ended October 31,
from information provided in               ----------------------------------------------------------------------
the financial statements.                     2007           2006           2005           2004           2003
=================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ...     $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                           ----------------------------------------------------------------------
Investment income -- net .............          .0488          .0425          .0233          .0075          .0088
Realized and unrealized
  gain (loss) -- net .................          .0002          .0007         (.0003)        (.0004)        (.0011)
                                           ----------------------------------------------------------------------
Total from investment operations .....          .0490          .0432          .0230          .0071          .0077
                                           ----------------------------------------------------------------------
Less dividends and distributions:
      Investment income -- net .......         (.0488)        (.0425)        (.0233)        (.0075)        (.0088)
      Realized gain -- net ...........             --             --+            --+            --+        (.0001)
                                           ----------------------------------------------------------------------
Total dividends and distributions ....         (.0488)        (.0425)        (.0233)        (.0075)        (.0089)
                                           ----------------------------------------------------------------------
Net asset value, end of year .........     $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                           ======================================================================
Total Investment Return ..............           5.00%          4.30%          2.35%           .75%           .88%
                                           ======================================================================
=================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------
Expenses, net of waiver ..............            .57%           .59%           .59%           .58%           .55%
                                           ======================================================================
Expenses .............................            .57%           .59%           .59%           .58%           .55%
                                           ======================================================================
Investment income and realized
  gain -- net ........................           4.89%          4.28%          2.27%           .74%           .90%
                                           ======================================================================
=================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------
Net assets, end of year
  (in thousands) .....................     $4,684,640     $3,864,470     $3,368,462     $4,388,882     $5,199,455
                                           ======================================================================

                                                                        Class II
The following per share data               ----------------------------------------------------------------------
and ratios have been derived                                  For the Year Ended October 31,
from information provided in               ----------------------------------------------------------------------
the financial statements.                     2007           2006           2005           2004           2003
=================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ...     $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                           ----------------------------------------------------------------------
Investment income -- net .............          .0486          .0426          .0232          .0055          .0069
Realized and unrealized
  gain (loss) -- net .................         (.0017)         .0007         (.0003)        (.0004)        (.0011)
                                           ----------------------------------------------------------------------
Total from investment operations .....          .0469          .0433          .0229          .0051          .0058
                                           ----------------------------------------------------------------------
Less dividends and distributions:
      Investment income -- net .......         (.0486)        (.0426)        (.0232)        (.0055)        (.0069)
      Realized gain -- net ...........             --             --+            --+            --+        (.0001)
                                           ----------------------------------------------------------------------
Total dividends and distributions ....         (.0486)        (.0426)        (.0232)        (.0055)        (.0070)
                                           ----------------------------------------------------------------------
Net asset value, end of year .........     $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                           ======================================================================
Total Investment Return ..............           4.98%          4.31%          2.34%           .55%           .69%
                                           ======================================================================
=================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------
Expenses, net of waiver ..............            .59%           .59%           .61%           .78%           .75%
                                           ======================================================================
Expenses .............................            .79%           .79%           .61%           .78%           .75%
                                           ======================================================================
Investment income and realized
  gain -- net ........................           4.86%          4.27%          2.28%           .54%           .70%
                                           ======================================================================
=================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------
Net assets, end of year
  (in thousands) .....................     $  139,842     $  131,487     $  132,251     $  155,522     $  201,615
                                           ======================================================================


+     Amount is less than $(.0001) per share.

      See Notes to Financial Statements.


12       MERRILL LYNCH RETIREMENT RESERVES MONEY FUND       OCTOBER 31, 2007

Notes to Financial Statements

1. Significant Accounting Policies:

Merrill Lynch Retirement Reserves Money Fund (the "Fund") is a separate series of Merrill Lynch Retirement Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which will comprise a series of separate portfolios offering a separate class of shares to participants in the retirement plans for which Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch"), acts as passive custodian. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund offers multiple classes of shares. Class I and Class II Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class and Class II Shares bear certain expenses related to the distribution of such shares. Income, expenses (other than expenses attributed to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. At the present time, the Fund is the only series offered. The following is a summary of significant accounting policies consistently followed by the Fund.

(a) Valuation of investments -- Effective April 2, 2007, short-term securities are valued at amortized cost which approximates market value. Prior to April 2, 2007, portfolio securities with remaining maturities of greater than sixty days, for which market quotations were readily available, were valued at market value. As securities transitioned from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value was amortized on a straight-line basis to maturity.

(b) Repurchase agreements -- The Fund may invest in U.S. government and agency securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The counterparty will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or held in a segregated account by the Fund's custodian. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Fund may be delayed or limited.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(e) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions to shareholders -- The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income. Distributions of net realized gain, if any, on investments are paid at least annually.

(g) Securities lending -- The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(h) Recent accounting pronouncements -- In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109." FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including mutual funds, before being measured and recognized in the financial statements. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The impact on the Fund's financial statements, if any, is currently being assessed.


    MERRILL LYNCH RETIREMENT RESERVES MONEY FUND       OCTOBER 31, 2007       13

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Fund's financial statements, if any, has not been determined.

In addition, in February 2007, FASB Statement of Financial Accounting Standard No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Fund's financial statements, if any, has not been determined.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc. The Fund has also entered into separate Distribution Agreements and Distribution Plans with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. and its affiliates ("BDI") (collectively, the "Distributor"). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc., and BDI is an affiliate of BlackRock, Inc. Merrill Lynch and The PNC Financial Services Group, Inc. are the principal owners of BlackRock, Inc.

The Manager is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities and equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: .50% of the Fund's average daily net assets not exceeding $1 billion; .45% of the Fund's average daily net assets in excess of $1 billion but not exceeding $2 billion; .40% of the Fund's average daily net assets in excess of $2 billion but not exceeding $3 billion; .375% of the Fund's average daily net assets in excess of $3 billion but not exceeding $4 billion; ..35% of the Fund's average daily net assets in excess of $4 billion but not exceeding $7 billion; .325% of the Fund's average daily net assets in excess of $7 billion but not exceeding $10 billion; .30% of the Fund's average daily net assets in excess of $10 billion but not exceeding $15 billion and .29% of the Fund's average daily net assets in excess of $15 billion. In addition, the Manager has entered into a sub-advisory agreement with BlackRock Institutional Management Corporation, an affiliate of the Manager, under which the Manager pays the sub-adviser for services it provides a monthly fee that is a percentage of the management fee paid by the Fund to the Manager.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing distribution fee accrued daily and paid monthly at the annual rate of ..20% of the Fund's average daily net assets attributable to Class II Shares. This fee is used to help defray the expenses associated with marketing activities and services related to Class II Shares. The Distributor contractually agreed to waive such fees. For the year ended October 31, 2007, the Distributor earned $268,244, all of which was waived.

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Inc., a wholly owned subsidiary of Merrill Lynch, or its affiliates. Pursuant to that order, the Fund has retained BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates.

For the year ended October 31, 2007, the Fund reimbursed the Manager $75,853 for certain accounting services.

Financial Data Services, Inc., a wholly owned subsidiary of Merrill Lynch, is the Fund's transfer agent.

Certain officers and/or trustees of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Beneficial Interest Transactions:

Net increase in net assets derived from beneficial interest transactions was $828,023,398 and $492,597,908 for the years ended October 31, 2007 and October 31, 2006, respectively.

Transactions in beneficial interest for each class were as follows:

--------------------------------------------------------------------------------
Class I Shares for the Year                                          Dollar
Ended October 31, 2007                          Shares               Amount
--------------------------------------------------------------------------------
Shares sold ..........................      15,495,809,919     $ 15,495,809,919
Shares issued to shareholders in
  reinvestment of dividends ..........         194,468,365          194,468,365
                                           -------------------------------------
Total issued .........................      15,690,278,284       15,690,278,284
Shares redeemed ......................     (14,870,841,349)     (14,870,841,349)
                                           -------------------------------------
Net increase .........................         819,436,935     $    819,436,935
                                           =====================================


14       MERRILL LYNCH RETIREMENT RESERVES MONEY FUND       OCTOBER 31, 2007

Notes to Financial Statements (concluded)

--------------------------------------------------------------------------------
Class I Shares for the Year                                          Dollar
Ended October 31, 2006                          Shares               Amount
--------------------------------------------------------------------------------
Shares sold ..........................      15,303,122,278     $ 15,303,122,278
Shares issued to shareholders in
  reinvestment of dividends
  and distributions ..................         151,067,451          151,067,451
                                           -------------------------------------
Total issued .........................      15,454,189,729       15,454,189,729
Shares redeemed ......................     (14,960,735,293)     (14,960,735,293)
                                           -------------------------------------
Net increase .........................         493,454,436     $    493,454,436
                                           =====================================

--------------------------------------------------------------------------------
Class II Shares for the Year                                         Dollar
Ended October 31, 2007                          Shares               Amount
--------------------------------------------------------------------------------
Shares sold ..........................         270,591,051     $    270,591,051
Shares issued to shareholders in
  reinvestment of dividends ..........           6,518,605            6,518,605
                                           -------------------------------------
Total issued .........................         277,109,656          277,109,656
Shares redeemed ......................        (268,523,193)        (268,523,193)
                                           -------------------------------------
Net increase .........................           8,586,463     $      8,586,463
                                           =====================================

--------------------------------------------------------------------------------
Class II Shares for the Year                                         Dollar
Ended October 31, 2006                          Shares               Amount
--------------------------------------------------------------------------------
Shares sold ..........................         208,584,924     $    208,584,924
Shares issued to shareholders
  in reinvestment of dividends
  and distributions ..................           5,512,570            5,512,570
                                           -------------------------------------
Total issued .........................         214,097,494          214,097,494
Shares redeemed ......................        (214,954,022)        (214,954,022)
                                           -------------------------------------
Net decrease .........................            (856,528)    $       (856,528)
                                           =====================================

4. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended October 31, 2007 and October 31, 2006 was as follows:

--------------------------------------------------------------------------------
                                                     10/31/2007      10/31/2006
--------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income ..............................    $201,017,365    $156,612,021
                                                    ----------------------------
Total taxable distributions ....................    $201,017,365    $156,612,021
                                                    ============================

As of October 31, 2007, the components of accumulated earnings on a tax basis were as follows:

--------------------------------------------------------------------------------
Undistributed ordinary income -- net .................................   $53,939
Undistributed long-term capital gains -- net .........................    13,269
                                                                         -------
Total undistributed earnings -- net ..................................    67,208
Capital loss carryforward ...........................................         --
Unrealized gains -- net ..............................................        --
                                                                         -------
Total accumulated earnings -- net ....................................   $67,208
                                                                         =======


    MERRILL LYNCH RETIREMENT RESERVES MONEY FUND       OCTOBER 31, 2007       15

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust (the "Trust") as of October 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust as of October 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
December 27, 2007

Officers and Trustees as of October 31, 2007 (Unaudited)

                                                                                               Number of
                                                                                               Funds and
                                                                                               Portfolios in
                           Position(s)  Length of                                              Fund Complex    Other Public
Name, Address              Held with    Time                                                   Overseen by     Directorships
and Year of Birth          Trust        Served   Principal Occupation(s) During Past 5 Years   Trustee         Held by Trustee
====================================================================================================================================
Interested Trustee
------------------------------------------------------------------------------------------------------------------------------------
Robert C. Doll, Jr.*       Trust        2005 to  Vice Chairman and Director of BlackRock,      120 Funds       None
P.O. Box 9011              President    2007     Inc., Global Chief Investment Officer for     161 Portfolios
Princeton, NJ 08543-9011   and                   Equities, Chairman of the BlackRock Retail
1954                       Trustee               Operating Committee, and member of the
                                                 BlackRock Executive Committee since 2006;
                                                 President of the funds advised by Merrill
                                                 Lynch Investment Managers, L.P. ("MLIM") and
                                                 its affiliates ("MLIM/FAM-advised funds")
                                                 from 2005 to 2006 and Chief Investment
                                                 Officer thereof from 2001 to 2006; President
                                                 of MLIM and Fund Asset Management, L.P.
                                                 ("FAM") from 2001 to 2006; Co-Head (Americas
                                                 Region) thereof from 2000 to 2001 and Senior
                                                 Vice President from 1999 to 2001; President
                                                 and Director of Princeton Services, Inc.
                                                 ("Princeton Services") and President of
                                                 Princeton Administrators, L.P. ("Princeton
                                                 Administrators") from 2001 to 2006; Chief
                                                 Investment Officer of OppenheimerFunds, Inc.
                                                 in 1999 and Executive Vice President thereof
                                                 from 1991 to 1999.
                           ---------------------------------------------------------------------------------------------------------
                           *      Mr. Doll is a director, trustee or member of an advisory board of certain other investment companies for which BlackRock Advisors, LLC and its affiliates act as investment adviser. Mr.
                                  Doll is an "interested person," as defined in the Investment Company Act, of the Fund based on his positions with BlackRock, Inc. and its affiliates. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Trust President,
                                  Mr. Doll serves at the pleasure of the Board of Trustees.


16       MERRILL LYNCH RETIREMENT RESERVES MONEY FUND       OCTOBER 31, 2007

                                                                                               Number of
                                                                                               Funds and
                                                                                               Portfolios in
                           Position(s)  Length of                                              Fund Complex    Other Public
Name, Address              Held with    Time                                                   Overseen by     Directorships
and Year of Birth          Trust        Served   Principal Occupation(s) During Past 5 Years   Trustee         Held by Trustee
====================================================================================================================================
Independent Trustees*
------------------------------------------------------------------------------------------------------------------------------------
James H. Bodurtha**        Trustee      2002 to  Director, The China Business Group, Inc.      37 Funds        None
P.O. Box 9095                           2007     since 1996 and Executive Vice President       57 Portfolios
Princeton, NJ 08543-9095                         thereof from 1996 to 2003; Chairman of the
1944                                             Board, Berkshire Holding Corporation since
                                                 1980; Partner, Squire, Sanders & Dempsey (a
                                                 law firm) from 1980 to 1993.
------------------------------------------------------------------------------------------------------------------------------------
Kenneth A. Froot           Trustee      2005 to  Professor, Harvard University since 1992;     37 Funds        None
P.O. Box 9095                           2007     Professor, Massachusetts Institute of         57 Portfolios
Princeton, NJ 08543-9095                         Technology from 1986 to 1992.
1957
------------------------------------------------------------------------------------------------------------------------------------
Joe Grills**               Trustee      1994 to  Member of the Committee of Investment of      37 Funds        Kimco Realty
P.O. Box 9095                           2007     Employee Benefit Assets of the Association    57 Portfolios   Corporation
Princeton, NJ 08543-9095                         of Financial Professionals ("CIEBA") since
1935                                             1986; Member of CIEBA's Executive Committee
                                                 since 1988 and its Chairman from 1991 to
                                                 1992; Assistant Treasurer of International
                                                 Business Machines Corporation ("IBM") and
                                                 Chief Investment Officer of IBM Retirement
                                                 Funds from 1986 to 1993; Member of the
                                                 Investment Advisory Committee of the State
                                                 of New York Common Retirement Fund from 1989
                                                 to 2006; Member of the Investment Advisory
                                                 Committee of the Howard Hughes Medical
                                                 Institute from 1997 to 2000; Director, Duke
                                                 University Management Company from 1992 to
                                                 2004, Vice Chairman thereof from 1998 to
                                                 2004, and Director Emeritus thereof since
                                                 2004; Director, LaSalle Street Fund from
                                                 1995 to 2001; Director, Kimco Realty
                                                 Corporation since 1997; Member of the
                                                 Investment Advisory Committee of the
                                                 Virginia Retirement System since 1998, Vice
                                                 Chairman thereof from 2002 to 2005, and
                                                 Chairman thereof since 2005; Director,
                                                 Montpelier Foundation since 1998, its Vice
                                                 Chairman from 2000 to 2006, and Chairman,
                                                 thereof, since 2006; Member of the
                                                 Investment Committee of the Woodberry Forest
                                                 School since 2000; Member of the Investment
                                                 Committee of the National Trust for Historic
                                                 Preservation since 2000.
------------------------------------------------------------------------------------------------------------------------------------
Herbert I. London          Trustee      2002 to  Professor Emeritus, New York University       37 Funds        AIMS Worldwide, Inc.
P.O. Box 9095                           present  since 2005; John M. Olin Professor of         57 Portfolios
Princeton, NJ 08543-9095                         Humanities, New York University from 1993 to
1939                                             2005; and Professor thereof from 1980 to
                                                 2005; President, Hudson Institute since 1997
                                                 and Trustee thereof since 1980; Dean,
                                                 Gallatin Division of New York University
                                                 from 1976 to 1993; Distinguished Fellow,
                                                 Herman Kahn Chair, Hudson Institute from
                                                 1984 to 1985; Chairman of the Board of
                                                 Directors of Vigilant Research, Inc. since
                                                 2006; Member of the Board of Directors for
                                                 Grantham University since 2006; Director of
                                                 AIMS Worldwide, Inc. since 2006; Director of
                                                 Reflex Security since 2006; Director of
                                                 InnoCentive, Inc. since 2006; Director of
                                                 Cerego, LLC since 2005; Director, Damon
                                                 Corp. from 1991 to 1995; Overseer, Center
                                                 for Naval Analyses from 1983 to 1993.
------------------------------------------------------------------------------------------------------------------------------------
Roberta Cooper Ramo        Trustee      2002 to  Shareholder, Modrall, Sperling, Roehl,        37 Funds        None
P.O. Box 9095                           2007     Harris & Sisk, P.A. since 1993; President,    57 Portfolios
Princeton, NJ 08543-9095                         American Bar Association from 1995 to 1996
1942                                             and Member of the Board of Governors thereof
                                                 from 1994 to 1997; Shareholder, Poole, Kelly
                                                 and Ramo, Attorneys at Law P.C. from 1977 to
                                                 1993; Director of ECMC Group (service
                                                 provider to students, schools and lenders)
                                                 since 2001; Director, United New Mexico Bank
                                                 (now Wells Fargo) from 1983 to 1988;
                                                 Director, First National Bank of New Mexico
                                                 (now Wells Fargo) from 1975 to 1976; Vice
                                                 President, American Law Institute from 2004
                                                 to 2007 and President elect thereof since
                                                 2007.
------------------------------------------------------------------------------------------------------------------------------------


    MERRILL LYNCH RETIREMENT RESERVES MONEY FUND       OCTOBER 31, 2007       17

Officers and Trustees (concluded)

                                                                                               Number of
                                                                                               Funds and
                                                                                               Portfolios in
                           Position(s)  Length of                                              Fund Complex    Other Public
Name, Address              Held with    Time                                                   Overseen by     Directorships
and Year of Birth          Trust        Served   Principal Occupation(s) During Past 5 Years   Trustee         Held by Trustee
====================================================================================================================================
Independent Trustees (concluded)*
------------------------------------------------------------------------------------------------------------------------------------
Robert S. Salomon, Jr.     Trustee      1996 to  Principal of STI Management (investment       37 Funds        None
P.O. Box 9095                           2007     adviser) from 1994 to 2005; Chairman and CEO  57 Portfolios
Princeton, NJ 08543-9095                         of Salomon Brothers Asset Management Inc.
1936                                             from 1992 to 1995; Chairman of Salomon
                                                 Brothers Equity Mutual Funds from 1992 to
                                                 1995; regular columnist with Forbes Magazine
                                                 from 1992 to 2002; Director of Stock
                                                 Research and U.S. Equity Strategist at
                                                 Salomon Brothers Inc. from 1975 to 1991;
                                                 Trustee, Commonfund from 1980 to 2001.
                           ---------------------------------------------------------------------------------------------------------
                           *     Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
                           **    Co-Chairman of the Board of Trustees and the Audit Committee.
------------------------------------------------------------------------------------------------------------------------------------

                           Position(s)  Length of
Name, Address              Held with    Time
and Year of Birth          Trust        Served   Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Fund Officers*
------------------------------------------------------------------------------------------------------------------------------------
Donald C. Burke            Vice         1993 to  Managing Director of BlackRock, Inc. since 2006; Managing Director of Merrill Lynch
P.O. Box 9011              President    2007     Investment Managers, L.P. ("MLIM") and Fund Asset Management, L.P. ("FAM") in 2006;
Princeton, NJ 08543-9011   and          and      First Vice President of MLIM and FAM from 1997 to 2005 and Treasurer thereof from
1960                       Treasurer    1999 to  1999 to 2006; Vice President of MLIM and FAM from 1990 to 1997.
                                        2007
------------------------------------------------------------------------------------------------------------------------------------
Karen Clark                Chief        2007     Managing Director of BlackRock, Inc. and Chief Compliance Officer of certain
P.O. Box 9011              Compliance            BlackRock-advised funds since 2007; Director of BlackRock, Inc. from 2005 to 2007;
Princeton, NJ 08543-9011   Officer               Principal and Senior Compliance Officer, State Street Global Advisors, from 2001 to
1965                                             2005; Principal Consultant, PricewaterhouseCoopers, LLP from 1998 to 2001; Branch
                                                 Chief, Division of Investment Management and Office of Compliance Inspections and
                                                 Examinations, U.S. Securities and Exchange Commission, from 1993 to 1998.
------------------------------------------------------------------------------------------------------------------------------------
Howard Surloff             Secretary    2007 to  Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at
P.O. Box 9011                           present  BlackRock, Inc. since 2006; General Counsel (U.S.) of Goldman Sachs Asset
Princeton, NJ 08543-9011                         Management from 1993 to 2006.
1965
                           ---------------------------------------------------------------------------------------------------------
                           *     Officers of the Fund serve at the pleasure of the Board of Trustees.
------------------------------------------------------------------------------------------------------------------------------------
                           Further information about the Fund's Officers and Trustees is available in the Fund's Statement of
                           Additional Information, which can be obtained without charge by calling 1-800-441-7762.
------------------------------------------------------------------------------------------------------------------------------------

Accounting Agent

State Street Bank and
Trust Company
Princeton, NJ 08540

Custodian

The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210

Independent Registered Public

Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Sidley Austin LLP
New York, NY 10019


18       MERRILL LYNCH RETIREMENT RESERVES MONEY FUND       OCTOBER 31, 2007

Additional Information

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund's Web site. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisers, banks or brokerages may offer this service.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.


    MERRILL LYNCH RETIREMENT RESERVES MONEY FUND       OCTOBER 31, 2007       19

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call 1-800-882-0052. The Fund's current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Merrill Lynch Retirement Reserves Money Fund
Of Merrill Lynch Retirement Series Trust
P.O. Box 9011
Princeton, NJ 08543-9011

                                                                 #10262 -- 10/07

Item 2 - Code of Ethics - The registrant (or the "Fund") has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 - Audit Committee Financial Expert - The registrant's board of directors or trustees, as applicable (the "board of directors") has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
            Kenneth L. Urish (term began, effective November 1, 2007)
            Joe Grills (term ended, effective November 1, 2007)
            Robert S. Salomon, Jr. (term ended, effective November 1, 2007)

            Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 -    Principal Accountant Fees and Services

----------------------------------------------------------------------------------------------------------------------------------
                         (a) Audit Fees          (b) Audit-Related Fees(1)        (c) Tax Fees(2)            (d) All Other Fees(3)
----------------------------------------------------------------------------------------------------------------------------------
                      Current      Previous        Current      Previous        Current      Previous        Current      Previous
                    Fiscal Year     Fiscal       Fiscal Year     Fiscal       Fiscal Year     Fiscal       Fiscal Year     Fiscal
   Entity Name          End        Year End          End        Year End          End        Year End          End        Year End
----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch
Retirement Reserves
Money Fund of
Merrill Lynch
Retirement Series
Trust                 $35,000      $35,000           $0            $0           $6,100        $6,000          $743           $0
----------------------------------------------------------------------------------------------------------------------------------

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

            (e)(1) Audit Committee Pre-Approval Policies and Procedures:

                  The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are
            a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

            (e)(2) None of the services described in each of Items 4(b) through
            (d) were approved by the audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

            (f) Not Applicable

            (g) Affiliates' Aggregate Non-Audit Fees:

            --------------------------------------------------------------------
                                               Current Fiscal    Previous Fiscal
                     Entity Name                  Year End           Year End
            --------------------------------------------------------------------
            Merrill Lynch Retirement
            Reserves Money Fund of
            Merrill Lynch Retirement
            Series Trust                          $291,343         $2,924,583
            --------------------------------------------------------------------

            (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant's investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
            (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

            Regulation S-X Rule 2-01(c)(7)(ii) - $284,500, 0%

Item 5 -    Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - See Item 2

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke,
    Chief Executive Officer (principal executive officer) of
    Merrill Lynch Retirement Reserves Money Fund of
    Merrill Lynch Retirement Series Trust

Date: December 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke,
    Chief Executive Officer (principal executive officer) of
    Merrill Lynch Retirement Reserves Money Fund of
    Merrill Lynch Retirement Series Trust

Date: December 19, 2007


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews,
    Chief Financial Officer (principal financial officer) of
    Merrill Lynch Retirement Reserves Money Fund of
    Merrill Lynch Retirement Series Trust

Date: December 19, 2007